13. Intangible assets - Goodwill (Details 2)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main Assumptions [Abstract]
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual	[1]	4.30%	4.80%	5.10%
Discount rate	[2]	12.40%	12.50%	13.60%

[1]	The projections of cash flow are prepared using Management's growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM), The discount rate before tax is 19,56% (2019 - 17,88% and 2018 - 19,33%).